Organization and nature of business (Detail Textuals) - USD ($)	1 Months Ended		6 Months Ended	12 Months Ended
	Feb. 23, 2018	Feb. 21, 2018	Mar. 31, 2018	Sep. 30, 2017	Nov. 24, 2016	Oct. 24, 2016	Aug. 10, 2016	Jul. 05, 2016
Organization And Nature Of Business [Line Items]
Gross proceeds from initial public offering			$ 7,728,000
IPO [Member]
Organization And Nature Of Business [Line Items]
Number of ordinary shares		1,680,000
Initial public offering price		$ 4.00
Gross proceeds from initial public offering		$ 6,720,000
Net proceeds from initial public offering		$ 5,374,341
Option granted term		45 days
IPO [Member] | Underwriter
Organization And Nature Of Business [Line Items]
Number of ordinary shares		252,000
FMI | Zhengyu Wang
Organization And Nature Of Business [Line Items]
% of Ownership						100.00%
Forest Food | Zhengyu Wang
Organization And Nature Of Business [Line Items]
% of Ownership					96.15%
China
Organization And Nature Of Business [Line Items]
Percentage of product sold			90.00%	90.00%
International
Organization And Nature Of Business [Line Items]
Percentage of product sold			10.00%	10.00%
National Trust Limited | Forest Food
Organization And Nature Of Business [Line Items]
Remaning percentage of ownership equity interest						3.85%
ViewTrade Securities, Inc. | IPO [Member]
Organization And Nature Of Business [Line Items]
Number of ordinary shares	252,000
Initial public offering price	$ 4.00
Gross proceeds from initial public offering	$ 1,008,000
Net proceeds from initial public offering	$ 927,330
Suyuan Agriculture Technology Co., Ltd | Farmmi Enterprise | Zhengyu Wang
Organization And Nature Of Business [Line Items]
Precentage of ownership interest								50.00%
Suyuan Agriculture Technology Co., Ltd | Farmmi Technology | Zhengyu Wang
Organization And Nature Of Business [Line Items]
Precentage of ownership interest							50.00%
Suyuan Agriculture Technology Co., Ltd | FLS Mushroom | Zhengyu Wang
Organization And Nature Of Business [Line Items]
% of Ownership						100.00%